Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive Income	Total
Balance at Dec. 31, 2023			[1]	$ 1	$ 833	$ 3,193	$ 26,024	$ 3,060	$ 33,111
Balance (in Shares) at Dec. 31, 2023		15,790	[1]	26,316
Net income (Loss)			[1]				4,297		4,297
Issuance of new shares			[1]		4,305				4,305
Issuance of new shares (in Shares)		1,250	[1]
Foreign currency translation adjustment			[1]					(106)	(106)
Offering cost incurred for initial public offering			[1]		(1,836)				(1,836)
Transfer of Mezzanine equity		$ 1	[1]		14,103				14,104
Transfer of Mezzanine equity (in Shares)		10,526	[1]
Balance at Jun. 30, 2024		$ 1	[1]	$ 1	17,405	3,193	30,321	2,954	53,875
Balance (in Shares) at Jun. 30, 2024		27,566	[1]	26,316
Balance at Dec. 31, 2024		$ 1	[1]	$ 1	17,405	3,193	33,138	3,148	56,886
Balance (in Shares) at Dec. 31, 2024		27,566	[1]	26,316
Net income (Loss)			[1]				(8,039)		(8,039)
Share-based compensation			[1]		8,645				8,645
Share-based compensation (in Shares)	[1]	5,353
Foreign currency translation adjustment			[1]					695	695
Balance at Jun. 30, 2025		$ 1	[1]	$ 1	$ 26,050	$ 3,193	$ 25,099	$ 3,843	$ 58,187
Balance (in Shares) at Jun. 30, 2025		32,919	[1]	26,316

[1]	The value of Class A and Class B ordinary shares are presented in thousand and are rounded, with a difference no more than $0.4 from the absolute amount.